UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1: Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 139.0%
Equity Investments(1) — 130.4%
United States — 117.6%
MLP(2)(3) — 34.7%
Access Midstream Partners, L.P.	123	$7,943
Alliance Holdings GP, L.P.	71	5,096
AmeriGas Partners, L.P.	111	5,150
Arc Logistics Partners LP	82	2,141
Atlas Pipeline Partners, L.P.	99	3,667
BreitBurn Energy Partners L.P.	347	7,950
Buckeye Partners, L.P.	165	13,020
Compressco Partners, L.P.	54	1,468
Crestwood Equity Partners LP	291	3,716
Crestwood Midstream Partners LP	842	19,673
DCP Midstream Partners, LP(4)	480	27,141
El Paso Pipeline Partners, L.P.(5)	236	9,817
Enable Midstream Partners, LP	61	1,563
Energy Transfer Equity, L.P.	120	7,260
Energy Transfer Partners, L.P.(4)(6)	423	24,304
EnLink Midstream Partners LP	356	11,025
Enterprise Products Partners L.P.(4)(6)	518	21,062
EV Energy Partners, L.P.(4)	242	10,099
Exterran Partners, L.P.	445	12,892
Foresight Energy LP	434	8,238
Global Partners LP	273	11,782
Holly Energy Partners, L.P.	66	2,404
Legacy Reserves L.P.	105	3,229
LRR Energy, L.P.	312	5,979
MarkWest Energy Partners, L.P.(4)(7)	275	21,909
Martin Midstream Partners L.P.	46	1,807
Midcoast Energy Partners, L.P.	68	1,537
Mid-Con Energy Partners, LP	520	11,649
Niska Gas Storage Partners LLC	117	1,687
ONEOK Partners, L.P.	422	25,099
Plains All American Pipeline, L.P.(7)	906	54,294
QEP Midstream Partners, LP	218	5,673
Regency Energy Partners LP	1,462	48,210
Sprague Resources LP	73	1,895
Summit Midstream Partners, LP	108	5,977
SunCoke Energy Partners, L.P.	305	9,230
Targa Resources Partners LP	56	4,137
USA Compression Partners, LP	31	810
Western Gas Equity Partners, LP	20	1,181
Western Gas Partners, LP	119	9,241
Williams Partners L.P.	462	24,494

		455,449

MLP Affiliate — 32.5%
Enbridge Energy Management, L.L.C.(8)	5,350	191,639
Kinder Morgan Management, LLC(4)(5)(8)	2,407	235,219

		426,858

Marine Transportation — 22.4%
Capital Product Partners L.P.(9)	3,705	40,537
Capital Product Partners L.P. — Class B Units(9)(10)(11)	3,333	36,467
Dynagas LNG Partners LP(9)	1,071	25,915
Golar LNG Partners LP(4)(9)	2,024	77,070

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Marine Transportation (continued)
Höegh LNG Partners LP(9)(12)	192	$4,958
KNOT Offshore Partners LP(9)	874	24,521
Navios Maritime Partners L.P.(9)	565	11,139
Navios Maritime Holdings Inc. — 8.625% Series H Preferred Shares(12)	140	3,425
Nordic American Offshore Ltd.	291	5,666
Seaspan Corporation — 7.95% Series D Preferred Shares	400	10,788
Seaspan Corporation — 8.25% Series E Preferred Shares	200	5,294
Teekay Offshore Partners L.P.(9)	1,162	40,966
Teekay Offshore Partners L.P. — Series A Preferred Units(9)	300	7,623

		294,369

Midstream Company — 13.6%
Kinder Morgan, Inc.(5)	450	18,132
National Fuel Gas Company(4)	134	10,220
NiSource Inc.(4)	170	6,740
ONEOK, Inc.(4)	471	33,040
Plains GP Holdings, L.P.(7)(9)	1,096	33,811
Spectra Energy Corp.	316	13,181
Targa Resources Corp.	2	310
The Williams Companies, Inc.	875	52,029
VTTI Energy Partners LP(9)(12)	383	10,480

		177,943

Other Energy Company — 10.9%
Abengoa Yield plc(12)	259	10,393
CONSOL Energy Inc.(4)	387	15,576
Dominion Resources, Inc. — Series A Equity Units(12)	13	635
HollyFrontier Corporation(4)	97	4,828
LinnCo, LLC(9)	684	21,512
Marathon Petroleum Corporation(4)	215	19,595
NRG Yield, Inc.(4)	19	1,033
Peabody Energy Corporation	353	5,601
Phillips 66(4)	130	11,347
Seadrill Limited	415	15,470
Seadrill Partners LLC(9)	381	13,153
The Southern Company	111	4,928
Tesoro Corporation(4)	25	1,619
Transocean Ltd.	209	8,070
Transocean Partners LLC(9)(12)	148	4,228
Valero Energy Corporation(4)	88	4,764

		142,752

Upstream Income Trust — 3.5%
Enduro Royalty Trust	1,679	22,107
Pacific Coast Oil Trust	1,336	15,733
VOC Energy Trust	311	4,716
Whiting USA Trust II	278	3,422

		45,978

Total United States (Cost — $879,576)		1,543,349

Canada — 12.8%
Upstream Income Trust — 9.7%
ARC Resources Ltd.(6)	483	13,958
Baytex Energy Corp.	425	19,015
Bonavista Energy Corporation	1,280	17,443
Bonterra Energy Corp.	31	1,859
Crescent Point Energy Corp.(6)	1,048	43,394
Pengrowth Energy Corporation(6)	5,031	32,151

		127,820

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream — 3.1%
Enbridge Inc.	253	$12,591
Gibson Energy Inc.(6)	83	2,786
Inter Pipeline Ltd.	199	6,647
Pembina Pipeline Corporation	406	18,661

		40,685

Total Canada (Cost — $151,838)		168,505

Total Equity Investments (Cost — $1,031,414)		1,711,854

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 8.6%
United States — 7.9%
Upstream — 6.2%
American Eagle Energy Corporation	11.000%	9/1/19	$4,800	4,806
BlackBrush Oil & Gas, L.P.	(13)	7/30/21	12,700	12,668
Chief Oil & Gas LLC	(14)	8/8/21	4,000	4,032
Goodrich Petroleum Corporation	8.875	3/15/19	4,950	5,222
Halcón Resources Corporation	9.750	7/15/20	9,760	10,566
Midstates Petroleum Company, Inc.	10.750	10/1/20	5,150	5,723
Midstates Petroleum Company, Inc.	9.250	6/1/21	6,750	7,341
Parsley Energy Inc.	7.500	2/15/22	6,025	6,417
Resolute Energy Corporation	8.500	5/1/20	3,775	3,907
RKI Exploration & Production, LLC	8.500	8/1/21	12,500	13,500
Triangle USA Petroleum Corporation	6.750	7/15/22	800	822
Vantage Energy, LLC	(15)	12/31/18	6,469	6,525

				81,529

Other Energy Company — 0.9%
Arch Coal, Inc.	7.250	6/15/21	13,500	9,011
Ocean Rig UDW Inc.	7.250	4/1/19	2,500	2,500

				11,511

Midstream Company — 0.4%
The Williams Companies, Inc.	8.750	3/15/32	4,135	5,367

Marine Transportation — 0.4%
Navios Maritime Holdings Inc.	7.375	1/15/22	5,000	5,188

Total United States (Cost — $102,578)				103,595

Canada — 0.7%
Upstream — 0.7%
Athabasca Oil Corporation (Cost — $9,839)	7.500	11/19/17	(16)	9,197

Total Debt Investments (Cost — $112,417)				112,792

Total Long-Term Investments (Cost — $1,143,831)				1,824,646

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(17)
United States
MLP
DCP Midstream Partners, LP	$55.00	10/17/14	550	$(109)
Energy Transfer Partners, L.P.	57.50	9/19/14	550	(42)
Enterprise Products Partners L.P.	38.75	9/19/14	1,100	(215)
EV Energy Partners, L.P.	41.00	10/17/14	1,500	(259)
MarkWest Energy Partners, L.P.	77.50	9/19/14	900	(256)

				(881)

MLP Affiliate
Kinder Morgan Management, LLC	80.00	9/19/14	800	(1,384)
Kinder Morgan Management, LLC	100.00	9/19/14	550	(33)
Kinder Morgan Management, LLC	100.00	10/17/14	1,550	(194)

				(1,611)

Marine Transportation
Golar LNG Partners LP	40.00	10/17/14	2,000	(110)

Midstream Company
National Fuel Gas Company	75.00	9/19/14	450	(85)
NiSource Inc.	39.00	9/19/14	1,100	(109)
NiSource Inc.	40.00	10/17/14	550	(44)
ONEOK, Inc.	67.50	9/19/14	1,100	(308)
ONEOK, Inc.	70.00	10/17/14	550	(99)

				(645)

Other Energy Company
CONSOL Energy Inc.	42.00	10/17/14	2,000	(148)
CONSOL Energy Inc.	43.00	10/17/14	500	(25)
HollyFrontier Corporation	48.50	9/19/14	550	(110)
HollyFrontier Corporation	49.50	10/17/14	400	(80)
Marathon Petroleum Corporation	85.00	9/19/14	300	(186)
Marathon Petroleum Corporation	87.50	9/19/14	200	(81)
Marathon Petroleum Corporation	90.00	9/19/14	1,350	(337)
Marathon Petroleum Corporation	92.50	9/19/14	300	(39)
NRG Yield, Inc.	55.00	9/19/14	150	(14)
Phillips 66	85.00	9/19/14	475	(121)
Phillips 66	86.00	9/19/14	350	(66)
Phillips 66	90.00	10/17/14	300	(29)
Tesoro Corporation	62.50	9/19/14	250	(72)
Valero Energy Corporation	52.50	9/19/14	560	(125)
Valero Energy Corporation	55.00	9/19/14	300	(25)

				(1,458)

Total Call Option Contracts Written (Premium Received — $2,178)				(4,705)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000's, except number of option contracts)

(UNAUDITED)

Description	Value
Debt	$(393,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(120,000)
Other Liabilities	(9,586)

Total Liabilities	(527,291)
Other Assets	14,967

Total Liabilities in Excess of Other Assets	(512,324)

Net Assets Applicable To Common Stockholders	$1,312,322

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.8% of its total assets invested in publicly-traded partnerships at August 31, 2014. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	On August 10, 2014, Kinder Morgan, Inc. announced that it will acquire all of the outstanding equity securities of Kinder Morgan Management, LLC, Kinder Morgan Energy Partners, L.P. and El Paso Pipeline Partners, L.P. As of August 31, 2014, the Fund did not hold any securities of Kinder Morgan Energy Partners, L.P.

(6)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(7)	The Fund believes that it is an affiliate of MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P.

(8)	Dividends are paid-in-kind.

(9)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for RIC qualification purposes.

(10)	Fair valued security, restricted from public sale.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(12)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(13)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor or alternative base rate + 550 basis points (8.75% as of August 31, 2014).

(14)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.50% as of August 31, 2014).

(15)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 750 basis points with a 1.00% LIBOR floor (8.50% as of August 31, 2014).

(16)	Principal amount is 10,000 Canadian dollars.

(17)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2014, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Senior Notes and Secured Term Loans
American Eagle Energy Corporation	8/13/14	(2)	4,800	$4,755	$4,806	n/a	0.4%	0.3%
Athabasca Oil Corporation	(3)	(2)	(4)	9,839	9,197	n/a	0.7	0.5
BlackBrush Oil & Gas, L.P.	7/21/14	(5)	12,700	12,605	12,668	n/a	0.9	0.7
Chief Oil & Gas LLC	5/12/14	(5)	4,000	3,960	4,032	n/a	0.3	0.2
Navios Maritime Holdings Inc.	(3)	(2)	5,000	5,186	5,188	n/a	0.4	0.3
Ocean Rig UDW Inc.	7/17/14	(2)	2,500	2,457	2,500	n/a	0.2	0.1
Parsley Energy Inc.	(3)	(2)	6,025	6,145	6,417	n/a	0.5	0.3
RKI Exploration & Production, LLC	(3)	(5)	12,500	12,685	13,500	n/a	1.0	0.7
Triangle USA Petroleum Corporation	7/15/14	(5)	800	800	822	n/a	0.1	0.1
Vantage Energy, LLC	(3)	(5)	6,469	6,420	6,525	n/a	0.5	0.4

Total				$64,852	$65,655		5.0%	3.6%

Level 3 Investments(6)
Capital Product Partners L.P.
Class B Units	5/21/12	(2)	3,333	$24,076	$36,467	10.94	2.8%	2.0%

Total of all restricted securities				$88,928	$102,122		7.8%	5.6%

(1)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(2)	Unregistered or restricted security of a publicly-traded company.

(3)	Security was acquired at various dates during the nine months ended August 31, 2014 and/or in prior fiscal years.

(4)	Principal amount is 10,000 Canadian dollars.

(5)	Unregistered security of a private company.

(6)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At August 31, 2014, the cost basis of investments for federal income tax purposes was $1,161,014. At August 31, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$700,359
Gross unrealized depreciation	(36,727)

Net unrealized appreciation	$663,632

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2014 and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,711,854	$1,675,387	$—	$36,467
Debt investments	112,792	—	112,792	—

Total assets at fair value	$1,824,646	$1,675,387	$112,792	$36,467

Liabilities at Fair Value
Call option contracts written	$4,705	$—	$4,705	$—

For the nine months ended August 31, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2014.

Equity Investments
Balance — November 30, 2013	$31,767
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	4,700

Balance — August 31, 2014	$36,467

The $4,700 of unrealized gains presented in the table above for the nine months ended August 31, 2014 relate to investments that are still held at August 31, 2014.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2014
Call options written	Call option contracts written	$(4,705)

The following table sets forth the effect of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments		For the Nine Months Ended August 31, 2014
	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$2,836	$(2,283)

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2014, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	97.1%
Equity securities	93.8%
Debt securities	6.2%
Securities of MLPs(1)	48.4%
Largest single issuer	12.9%
Restricted securities	5.6%

(1)	Securities of MLPs consist of master limited partnerships and limited liability companies taxed as partnerships.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2014 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2014

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2014